Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	¥ 3,731,380	¥ 3,479,788	¥ 3,557,433
Cost of sales (Notes 5, 7, 10 and 17)	1,932,959	1,829,822	1,820,670
Gross profit	1,798,421	1,649,966	1,736,763
Operating expenses (Notes 1, 5, 7, 10, 14 and 17):
Selling, general and administrative expenses	1,154,820	1,029,646	1,050,892
Research and development expenses	306,324	296,464	307,800
Operating Expenses, Total	1,461,144	1,326,110	1,358,692
Operating profit	337,277	323,856	378,071
Other income (deductions):
Interest and dividend income	6,579	6,792	8,432
Interest expense	(550)	(1,022)	(988)
Other, net (Notes 1, 2, 16 and 19)	4,298	12,931	(10,991)
Nonoperating Income (Expense), Total	10,327	18,701	(3,547)
Income before income taxes	347,604	342,557	374,524
Income taxes (Note 11)	108,088	110,112	120,415
Consolidated net income	239,516	232,445	254,109
Less: Net income attributable to noncontrolling interests	9,033	7,881	5,479
Net income attributable to Canon Inc.	¥ 230,483	¥ 224,564	¥ 248,630
Net income attributable to Canon Inc. stockholders per share (Note 15):
Basic	¥ 200.78	¥ 191.34	¥ 204.49
Diluted	¥ 200.78	¥ 191.34	¥ 204.48
Cash dividends per share	¥ 130.00	¥ 130.00	¥ 120.00